Shareholder Report	12 Months Ended
Aug. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	EXCHANGE TRADED CONCEPTS TRUST
Entity Central Index Key	0001452937
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2025
C000148468
Shareholder Report [Line Items]
Fund Name	EMQQ The Emerging Markets Internet ETF
Class Name	EMQQ The Emerging Markets Internet ETF
Trading Symbol	EMQQ
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the EMQQ The Emerging Markets Internet ETF (the "Fund") for the period from September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://emqqetf.com/materials/. You can also request this information by contacting us at 1-855-888-9892.
Additional Information Phone Number	1-855-888-9892
Additional Information Website	https://emqqetf.com/materials/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
EMQQ The Emerging Markets Internet ETF	$98	0.86%

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	0.86%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The Fund seeks investment results that, before fees and expenses, correspond generally to the price and yield performance of EMQQ The Emerging Markets Internet Index (the “Index”). For the fiscal year ending August 31, 2025, the Fund delivered a total return of 26.90% at net asset value ("NAV"). This was primarily driven by strong underlying fundamentals of the Fund’s Chinese internet companies, which have seen a robust re-rating on the back of several key artificial intelligence (AI) initiatives and product launches. The Fund also had several strong performers in Latin America driven by e-commerce and fintech companies supplanting market share from more traditional players in brick-and-mortar retail and financial services. The same phenomenon drove robust performance in e-commerce names in Southeast Asia. Prospects for interest rate cuts in 2025 also provided a boost to assets in emerging markets, which benefited the Fund.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	EMQQ The Emerging Markets Internet ETF	MSCI Emerging Markets Index (NR) (USD)Footnote Reference*	S&P 500 Index (TR)Footnote Reference†	EMQQ The Emerging Markets Internet Index
Aug/15	$10,000	$10,000	$10,000	$10,000
Aug/16	$13,015	$11,183	$11,255	$13,187
Aug/17	$17,992	$13,926	$13,082	$18,410
Aug/18	$16,903	$13,832	$15,655	$17,454
Aug/19	$16,407	$13,228	$16,112	$17,077
Aug/20	$28,031	$15,145	$19,647	$29,438
Aug/21	$27,814	$18,343	$25,770	$29,410
Aug/22	$16,375	$14,344	$22,876	$17,453
Aug/23	$16,152	$14,523	$26,524	$17,379
Aug/24	$17,975	$16,712	$33,721	$19,650
Aug/25	$22,811	$19,520	$39,076	$24,769

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 375,117,511
Holdings Count | Holding	57
Advisory Fees Paid, Amount	$ 3,143,771
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]
Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$375,117,511	57	$3,143,771	25%

Holdings [Text Block]

Sector WeightingsFootnote Reference*

Value	Value
Short-Term Investment	0.0%
Consumer Staples	0.6%
Information Technology	0.9%
Real Estate	0.9%
Industrials	3.6%
Energy	5.1%
Financials	17.1%
Communication Services	24.1%
Consumer Discretionary	48.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Tencent Holdings	6.9%
PDD Holdings ADR	6.3%
MercadoLibre	5.8%
Alibaba Group Holding	5.5%
Reliance Industries	5.1%
NU Holdings, Cl A	5.1%
Sea ADR	4.8%
Eternal	4.3%
Naspers, Cl N	3.7%
NetEase	3.6%
Footnote	Description
Footnote(A)	Short-Term Investments, if any, are not shown in the top ten chart.

Material Fund Change [Text Block]

Material Fund Changes

Effective on June 1, 2025, the sub-advisory agreement between Exchange Traded Concepts, LLC (the “Adviser”) and Penserra Capital Management LLC (the “SubAdviser“) was terminated and Penserra Capital Management LLC no longer serves as the Fund's sub-adviser. In addition, effective as of the start of business on April 7, 2025, the Adviser assumed all of the duties and responsibilities previously delegated by the Adviser to the Sub-Adviser. These changes will have no effect on the Fund’s investment objective or principal investment strategies.

Updated Prospectus Phone Number	1-855-888-9892
Updated Prospectus Web Address	https://emqqetf.com/materials/
C000230780
Shareholder Report [Line Items]
Fund Name	FMQQ The Next Frontier Internet ETF
Class Name	FMQQ The Next Frontier Internet ETF
Trading Symbol	FMQQ
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the FMQQ The Next Frontier Internet ETF (the "Fund") for the period from September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://fmqqetf.com/materials/. You can also request this information by contacting us at 1-855-888-9892.
Additional Information Phone Number	1-855-888-9892
Additional Information Website	https://fmqqetf.com/materials/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FMQQ The Next Frontier Internet ETF	$91	0.86%

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	0.86%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The Fund seeks investment results that, before fees and expenses, correspond generally to the price and yield performance of FMQQ The Next Frontier Internet Index (the “Index”). For the fiscal year ended August 31, 2025, the Fund had a total return of 12.54% at net asset value ("NAV"). This was primarily driven by strong underlying fundamentals of the Fund’s Latin American internet companies, which continue to supplant market share from more traditional competitors in brick-and-mortar retail and financial services in their respective markets. The same phenomenon drove strong performance for the Fund’s e-commerce and fintech companies in Southeast Asia, which have also undergone a strong inflection in growth over the given time period. Prospects of interest rate cuts in 2025 also provided a boost to assets in emerging markets, which benefited the Fund.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	FMQQ The Next Frontier Internet ETF	MSCI Emerging Markets Index (NR) (USD)Footnote Reference(1)Footnote Reference*	MSCI Frontier Markets Index	FMQQ The Next Frontier Internet Index
Sep/21	$10,000	$10,000	$10,000	$10,000
Aug/22	$4,341	$8,055	$8,294	$4,315
Aug/23	$4,178	$8,156	$8,329	$4,192
Aug/24	$5,157	$9,386	$9,169	$5,287
Aug/25	$5,803	$10,963	$12,415	$5,926

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 31,647,532
Holdings Count | Holding	35
Advisory Fees Paid, Amount	$ 255,138
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]
Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$31,647,532	35	$255,138	21%

Holdings [Text Block]

Sector WeightingsFootnote Reference*

Value	Value
Information Technology	2.8%
Industrials	4.4%
Energy	6.6%
Communication Services	10.2%
Consumer Discretionary	38.0%
Financials	39.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Sea ADR	7.8%
NU Holdings, Cl A	7.7%
MercadoLibre	7.4%
Reliance Industries	6.6%
Eternal	6.1%
Kaspi.KZ JSC ADR	5.1%
Bajaj Finance	4.9%
Jio Financial Services	4.5%
Grab Holdings, Cl A	4.4%
XP, Cl A	3.8%
Footnote	Description
Footnote(A)	Short-Term Investments, if any, are not shown in the top ten chart.

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	1-855-888-9892
Updated Prospectus Web Address	https://fmqqetf.com/materials/